UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701

(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701

(Name and address of agent for service)

(732) 842-4920

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

WBI BullBear Value 3000 ETF
WBIF (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Value 3000 ETF	$81	1.62%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$30,960,721
Number of Holdings	48
Net Advisory Fee	$140,296
Portfolio Turnover	340%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	14.8%
Interactive Brokers Group, Inc.	4.8%
CMS Energy Corp.	4.6%
Mueller Industries, Inc.	4.4%
Globe Life, Inc.	4.2%
Hanover Insurance Group, Inc.	4.0%
Accenture PLC	4.0%
Ralph Lauren Corp.	4.0%
Atmos Energy Corp.	4.0%
Willis Towers Watson PLC	4.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE OF DISTRIBUTOR
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributor, LLC as the new distributor of the Trust.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
WBI BullBear Value 3000 ETF	PAGE 1	TSR-SAR-00400R601

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Value 3000 ETF	PAGE 2	TSR-SAR-00400R601

WBI BullBear Yield 3000 ETF
WBIG (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Yield 3000 ETF	$74	1.46%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$39,158,686
Number of Holdings	51
Net Advisory Fee	$181,937
Portfolio Turnover	403%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	14.5%
Pfizer, Inc.	4.8%
Interactive Brokers Group, Inc.	4.8%
Kinetik Holdings, Inc.	4.7%
Best Buy Co., Inc.	4.5%
Mueller Industries, Inc.	4.1%
ProShares S&P 500 High Income ETF	4.1%
REX FANG & Innovation Equity Premium Income ETF	4.0%
Hormel Foods Corp.	3.9%
Old Republic International Corp.	3.9%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE OF DISTRIBUTOR
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributor, LLC as the new distributor of the Trust.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
WBI BullBear Yield 3000 ETF	PAGE 1	TSR-SAR-00400R700

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Yield 3000 ETF	PAGE 2	TSR-SAR-00400R700

WBI BullBear Quality 3000 ETF
WBIL (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Quality 3000 ETF	$77	1.49%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$37,793,441
Number of Holdings	44
Net Advisory Fee	$177,224
Portfolio Turnover	371%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	8.1%
Apple, Inc.	4.7%
Marvell Technology, Inc.	4.6%
Kimberly-Clark Corp.	4.5%
Waters Corp.	4.1%
Allstate Corp.	4.0%
Verisk Analytics, Inc.	4.0%
S&P Global, Inc.	4.0%
Automatic Data Processing, Inc.	4.0%
CME Group, Inc.	4.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE OF DISTRIBUTOR
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributor, LLC as the new distributor of the Trust.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
WBI BullBear Quality 3000 ETF	PAGE 1	TSR-SAR-00400R809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Quality 3000 ETF	PAGE 2	TSR-SAR-00400R809

WBI Power Factor High Dividend ETF
WBIY (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI Power Factor High Dividend ETF	$51	0.98%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$61,117,457
Number of Holdings	53
Net Advisory Fee	$171,673
Portfolio Turnover	65%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	20.9%
Kinder Morgan, Inc.	5.7%
Altria Group, Inc.	5.5%
AT&T, Inc.	5.1%
Verizon Communications, Inc.	4.8%
United Parcel Service, Inc.	4.8%
Conagra Brands, Inc.	4.7%
Ford Motor Co.	4.7%
Dominion Energy, Inc.	4.6%
LyondellBasell Industries NV	4.3%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE OF DISTRIBUTOR
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributor, LLC as the new distributor of the Trust.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
WBI Power Factor High Dividend ETF	PAGE 1	TSR-SAR-00400R858

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI Power Factor High Dividend ETF	PAGE 2	TSR-SAR-00400R858

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Semi-Annual Financial Statements and Additional Information
December 31, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
WBI BullBear Value 3000 ETF
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.5%
Capital Goods - 8.1%
Acuity Brands, Inc.	2,110	$616,394
Allison Transmission Holdings, Inc.	1,506	162,738
Flowserve Corp.	2,925	168,246
Mueller Industries, Inc.	17,346	1,376,579
Toro Co.	2,134	170,934
		2,494,891
Commercial & Professional Services - 5.8%
Automatic Data Processing, Inc.	1,414	413,920
KBR, Inc.	2,980	172,632
Paychex, Inc.	8,677	1,216,689
		1,803,241
Consumer Discretionary Distribution & Retail - 6.0%
Dick's Sporting Goods, Inc.	2,205	504,592
eBay, Inc.	19,182	1,188,325
Group 1 Automotive, Inc.(a)	421	177,443
		1,870,360
Consumer Durables & Apparel - 4.0%
Ralph Lauren Corp.	5,389	1,244,751
Consumer Services - 10.2%
Boyd Gaming Corp.	13,855	1,005,042
Marriott International, Inc. - Class A	3,354	935,565
McDonald's Corp.	1,582	458,606
Yum China Holdings, Inc.	15,737	758,051
		3,157,264
Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores, Inc.	1,035	410,098
Financial Services - 7.8%
American Express Co.	1,614	479,019
Interactive Brokers Group, Inc. - Class A(a)	8,437	1,490,565
Visa, Inc. - Class A	1,360	429,814
		2,399,398
Health Care Equipment & Services - 9.5%
Quest Diagnostics, Inc.	8,082	1,219,251
ResMed, Inc.(a)	5,273	1,205,882
Universal Health Services, Inc. - Class B	2,950	529,289
		2,954,422
Insurance - 15.2%
Globe Life, Inc.	11,692	1,303,892
Hanover Insurance Group, Inc.	8,101	1,252,901
W R Berkley Corp.	15,564	910,805
Willis Towers Watson PLC	3,926	1,229,780
		4,697,378

	Shares	Value
Materials - 2.6%
CF Industries Holdings, Inc.	5,020	$428,306
NewMarket Corp.(a)	706	373,015
		801,321
Media & Entertainment - 0.9%
Fox Corp. - Class A(a)	5,979	290,460
Semiconductors & Semiconductor Equipment - 2.9%
KLA Corp.	678	427,221
Lam Research Corp.	6,548	472,962
		900,183
Software & Services - 8.0%
Accenture PLC - Class A	3,550	1,248,855
Amdocs, Ltd.(a)	14,388	1,224,994
		2,473,849
Technology Hardware & Equipment - 1.4%
TD SYNNEX Corp.	3,565	418,103
Transportation - 1.2%
Ryder System, Inc.	2,392	375,209
Utilities - 8.6%
Atmos Energy Corp.	8,894	1,238,667
CMS Energy Corp.	21,312	1,420,446
		2,659,113
TOTAL COMMON STOCKS (Cost $28,928,238)		28,950,041

EXCHANGE TRADED FUNDS - 5.1%
First Trust Senior Loan ETF(a)	4,815	222,645
Invesco Senior Loan ETF	4,859	102,379
iShares 0-5 Year TIPS Bond ETF(a)	1,723	173,334
iShares Fallen Angels USD Bond ETF(a)(b)	8,949	239,028
JPMorgan Ltd. Duration Bond ETF	4,329	223,030
VanEck IG Floating Rate ETF(a)	9,622	244,880
Vanguard Short-Term Inflation-Protected Securities ETF	2,704	130,928
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	10,807	242,725
TOTAL EXCHANGE TRADED FUNDS (Cost $1,591,218)		1,578,949

The accompanying notes are an integral part of these financial statements.

1

WBI BullBear Value 3000 ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 14.8%
Investments Purchased with Proceeds from Securities Lending - 14.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(c)	4,599,236	$4,599,236
TOTAL SHORT-TERM INVESTMENTS (Cost $4,599,236)		4,599,236
TOTAL INVESTMENTS - 113.4% (Cost $35,118,692)		$35,128,226
Money Market Deposit Account - 3.1%(d)		947,666
Liabilities in Excess of Other Assets - (16.5)%		(5,115,171)
TOTAL NET ASSETS - 100.0%		$30,960,721

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
All or a portion of this security is on loan as of December 31,
2024. The total market value of these securities was $4,479,063 which represented 14.5% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 2.47%.

The accompanying notes are an integral part of these financial statements.

2

WBI BullBear Yield 3000 ETF
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.3%
Capital Goods - 4.1%
Mueller Industries, Inc.	20,227	$1,605,215
Commercial & Professional Services - 1.0%
Automatic Data Processing, Inc.	695	203,447
Paychex, Inc.	1,462	205,002
		408,449
Consumer Discretionary Distribution & Retail - 4.6%
Best Buy Co., Inc.	20,753	1,780,607
Consumer Durables & Apparel - 2.1%
VF Corp.(a)	37,457	803,827
Consumer Services - 3.3%
Boyd Gaming Corp.	8,481	615,212
Marriott International, Inc. - Class A	1,645	458,856
McDonald's Corp.	782	226,694
		1,300,762
Consumer Staples Distribution & Retail - 1.0%
Sysco Corp.	5,253	401,644
Energy - 4.7%
Kinetik Holdings, Inc.	32,447	1,840,069
Financial Services - 8.4%
American Express Co.	797	236,542
Interactive Brokers Group, Inc. - Class A(a)	10,675	1,885,952
T Rowe Price Group, Inc.	8,514	962,848
Visa, Inc. - Class A	664	209,851
		3,295,193
Food, Beverage & Tobacco - 13.4%
General Mills, Inc.(a)	13,432	856,559
Hormel Foods Corp.	48,789	1,530,511
J M Smucker Co.	6,287	692,324
Kraft Heinz Co.	30,582	939,173
PepsiCo, Inc.	2,616	397,789
Philip Morris International, Inc.	6,813	819,945
		5,236,301
Health Care Equipment & Services - 5.3%
Medtronic PLC	4,729	377,752
Quest Diagnostics, Inc.	9,817	1,480,993
ResMed, Inc.(a)	949	217,027
		2,075,772
Household & Personal Products - 3.1%
Clorox Co.	2,449	397,742
Kimberly-Clark Corp.	6,210	813,758
		1,211,500

	Shares	Value
Insurance - 8.8%
Hanover Insurance Group, Inc.	9,528	$1,473,600
Old Republic International Corp.	42,199	1,527,182
W R Berkley Corp.	7,611	445,396
		3,446,178
Materials - 1.0%
PPG Industries, Inc.	3,258	389,168
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Gilead Sciences, Inc.	4,682	432,476
Pfizer, Inc.	71,098	1,886,230
		2,318,706
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	1,332	216,623
KLA Corp.	334	210,460
Lam Research Corp.	3,223	232,798
		659,881
Software & Services - 0.6%
Accenture PLC - Class A	645	226,905
Technology Hardware & Equipment - 1.0%
Hewlett Packard Enterprise Co.	18,993	405,501
Utilities - 2.3%
Atmos Energy Corp.	3,114	433,687
CMS Energy Corp.	7,172	478,014
		911,701
TOTAL COMMON STOCKS (Cost $28,626,414)		28,317,379

EXCHANGE TRADED FUNDS - 22.3%
First Trust Senior Loan ETF(a)	12,363	571,665
Invesco Senior Loan ETF	12,574	264,934
iShares 0-5 Year TIPS Bond ETF(a)	4,497	452,398
iShares Fallen Angels USD Bond ETF(a)(b)	22,951	613,021
JPMorgan Ltd. Duration Bond ETF	11,155	574,706
JPMorgan Nasdaq Equity Premium Income ETF	26,903	1,516,791
ProShares S&P 500 High Income ETF	35,968	1,593,023
REX FANG & Innovation Equity Premium Income ETF(a)	31,222	1,550,173
VanEck IG Floating Rate ETF(a)	24,658	627,546
Vanguard Short-Term Inflation-Protected Securities ETF	7,017	339,763
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	27,919	627,061
TOTAL EXCHANGE TRADED FUNDS (Cost $8,798,930)		8,731,080

The accompanying notes are an integral part of these financial statements.

3

WBI BullBear Yield 3000 ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 14.5%
Investments Purchased with Proceeds from Securities Lending - 14.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(c)	5,668,900	$5,668,900
TOTAL SHORT-TERM INVESTMENTS (Cost $5,668,900)		5,668,900
TOTAL INVESTMENTS - 109.1% (Cost $43,094,244)		$42,717,359
Money Market Deposit Account - 3.0%(d)		1,167,317
Liabilities in Excess of Other Assets - (12.1)%		(4,725,990)
TOTAL NET ASSETS - 100.0%		$39,158,686

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
All or a portion of this security is on loan as of December 31,
2024. The total market value of these securities was $5,527,914 which represented 14.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 2.47%.

The accompanying notes are an integral part of these financial statements.

4

WBI BullBear Quality 3000 ETF
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.3%
Capital Goods - 0.9%
Quanta Services, Inc.(a)	1,070	$338,173
Commercial & Professional Services - 10.3%
Automatic Data Processing, Inc.	5,189	1,518,976
Broadridge Financial Solutions, Inc.	3,715	839,924
Verisk Analytics, Inc.	5,536	1,524,781
		3,883,681
Consumer Discretionary Distribution & Retail - 3.2%
Amazon.com, Inc.(b)	3,552	779,273
TJX Cos., Inc.	3,445	416,191
		1,195,464
Consumer Durables & Apparel - 0.9%
Garmin Ltd.(a)	1,666	343,629
Consumer Services - 4.6%
Booking Holdings, Inc.	154	765,137
Expedia Group, Inc.(b)	5,276	983,077
		1,748,214
Financial Services - 20.0%
Ameriprise Financial, Inc.	1,368	728,364
Ares Management Corp. - Class A(a)	1,638	289,975
CME Group, Inc.	6,433	1,493,936
Fiserv, Inc.(b)	3,577	734,787
Mastercard, Inc. - Class A	396	208,522
PayPal Holdings, Inc.(b)	13,772	1,175,440
S&P Global, Inc.	3,056	1,521,980
Visa, Inc. - Class A	4,502	1,422,812
		7,575,816
Health Care Equipment & Services - 2.1%
ResMed, Inc.(a)	3,501	800,644
Household & Personal Products - 4.5%
Kimberly-Clark Corp.	13,101	1,716,755
Insurance - 4.0%
Allstate Corp.	7,927	1,528,246
Media & Entertainment - 4.4%
Netflix, Inc.(b)	829	738,905
Spotify Technology SA(b)	2,027	906,839
		1,645,744
Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
Gilead Sciences, Inc.	10,621	981,062
Waters Corp.(b)	4,129	1,531,776
		2,512,838

	Shares	Value
Semiconductors & Semiconductor Equipment - 5.5%
Marvell Technology, Inc.	15,841	$1,749,638
NVIDIA Corp.	2,406	323,102
		2,072,740
Software & Services - 16.6%
ANSYS, Inc.(b)	2,511	847,036
Atlassian Corp. - Class A(a)(b)	3,294	801,694
Crowdstrike Holdings, Inc. - Class A(b)	2,178	745,224
HubSpot, Inc.(b)	1,841	1,282,754
Salesforce, Inc.	3,940	1,317,260
ServiceNow, Inc.(b)	1,216	1,289,106
		6,283,074
Technology Hardware & Equipment - 5.6%
Apple, Inc.	7,103	1,778,733
Motorola Solutions, Inc.	726	335,579
		2,114,312
TOTAL COMMON STOCKS (Cost $33,258,560)		33,759,330

EXCHANGE TRADED FUNDS - 4.9%
First Trust Senior Loan ETF(a)	5,613	259,545
Invesco Senior Loan ETF	5,805	122,311
iShares 0-5 Year TIPS Bond ETF(a)	2,001	201,301
iShares Fallen Angels USD Bond ETF(a)(b)	10,356	276,609
JPMorgan Ltd. Duration Bond ETF	5,020	258,630
VanEck IG Floating Rate ETF(a)	11,155	283,895
Vanguard Short-Term Inflation-Protected Securities ETF	3,124	151,264
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund(a)	12,691	285,040
TOTAL EXCHANGE TRADED FUNDS (Cost $1,851,315)		1,838,595

	Units
SHORT-TERM INVESTMENTS - 8.1%
Investments Purchased with Proceeds from Securities Lending - 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(c)	3,065,346	3,065,346
TOTAL SHORT-TERM INVESTMENTS (Cost $3,065,346)		3,065,346
TOTAL INVESTMENTS - 102.3% (Cost $38,175,221)		$38,663,271
Money Market Deposit Account - 2.1%(d)		774,494
Liabilities in Excess of Other Assets - (4.4)%		(1,644,324)
TOTAL NET ASSETS - 100.0%		$37,793,441

The accompanying notes are an integral part of these financial statements.

5

WBI BullBear Quality 3000 ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
SA - Sociedad Anónima
(a)
All or a portion of this security is on loan as of December 31,
2024. The total market value of these securities was $2,981,847 which represented 7.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 2.47%.

The accompanying notes are an integral part of these financial statements.

6

WBI Power Factor High Dividend ETF
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Automobiles & Components - 4.7%
Ford Motor Co.	289,838	$2,869,396
Banks - 11.2%
Brookline Bancorp, Inc.	14,934	176,221
Citizens Financial Group, Inc.	22,615	989,632
Columbia Banking System, Inc.	37,358	1,009,040
First Interstate BancSystem, Inc. - Class A	11,645	378,113
Fulton Financial Corp.(a)	33,762	650,931
Hope Bancorp, Inc.	15,901	195,423
Huntington Bancshares, Inc.	63,010	1,025,173
OceanFirst Financial Corp.	8,326	150,701
Regions Financial Corp.	42,438	998,142
Valley National Bancorp(a)	117,911	1,068,274
WesBanco, Inc.(a)	6,502	211,575
		6,853,225
Capital Goods - 1.7%
CNH Industrial NV(a)	90,511	1,025,490
Commercial & Professional Services - 0.9%
ManpowerGroup, Inc.	9,375	541,125
Consumer Discretionary Distribution & Retail - 7.3%
Guess?, Inc.(a)	19,958	280,610
Kohl's Corp.(a)	143,680	2,017,267
Macy's, Inc.	127,726	2,162,401
		4,460,278
Consumer Durables & Apparel - 5.3%
Carter's, Inc.(a)	23,626	1,280,293
Whirlpool Corp.(a)	17,146	1,962,874
		3,243,167
Consumer Services - 1.7%
Dine Brands Global, Inc.	13,146	395,694
Travel + Leisure Co.	13,284	670,178
		1,065,872
Energy - 15.3%
Chevron Corp.	9,816	1,421,750
Hess Midstream LP - Class A	18,309	677,982
HF Sinclair Corp.	48,407	1,696,665
Kinder Morgan, Inc.	126,660	3,470,484
Kinetik Holdings, Inc.	8,780	497,914
Noble Corp. PLC	50,915	1,598,731
		9,363,526

	Shares	Value
Financial Services - 7.7%
Artisan Partners Asset Management, Inc. - Class A(a)	8,540	$367,647
Franklin Resources, Inc.(a)	103,169	2,093,299
OneMain Holdings, Inc.	22,125	1,153,376
Virtus Investment Partners, Inc.	752	165,876
Western Union Co.	85,843	909,936
		4,690,134
Food, Beverage & Tobacco - 10.2%
Altria Group, Inc.	64,505	3,372,967
Conagra Brands, Inc.	103,716	2,878,119
		6,251,086
Health Care Equipment & Services - 2.3%
CVS Health Corp.	15,066	676,313
Embecta Corp.	11,957	246,912
Premier, Inc. - Class A(a)	21,398	453,637
		1,376,862
Insurance - 1.5%
Prudential Financial, Inc.	7,908	937,335
Materials - 4.7%
Kaiser Aluminum Corp.	1,861	130,772
LyondellBasell Industries NV - Class A	35,030	2,601,678
Ramaco Resources, Inc. - Class A	15,002	153,921
Ramaco Resources, Inc. - Class B	207	2,046
		2,888,417
Media & Entertainment - 1.5%
Interpublic Group of Cos., Inc.	31,540	883,751
Telecommunication Services - 9.9%
AT&T, Inc.	136,984	3,119,126
Verizon Communications, Inc.	73,365	2,933,866
		6,052,992
Transportation - 5.1%
Global Ship Lease, Inc. - Class A	8,889	194,047
United Parcel Service, Inc. - Class B	23,215	2,927,411
		3,121,458
Utilities - 7.9%
Black Hills Corp.	8,344	488,291
Clearway Energy, Inc. - Class C(a)	16,710	434,460
Dominion Energy, Inc.(a)	52,622	2,834,221
UGI Corp.(a)	38,066	1,074,603
		4,831,575
TOTAL COMMON STOCKS (Cost $59,977,441)		60,455,689

The accompanying notes are an integral part of these financial statements.

7

WBI Power Factor High Dividend ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 20.9%
Investments Purchased with Proceeds from Securities Lending - 20.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(b)	12,766,081	$12,766,081
TOTAL SHORT-TERM INVESTMENTS (Cost $12,766,081)		12,766,081
TOTAL INVESTMENTS - 119.8% (Cost $72,743,522)		73,221,770
Money Market Deposit Account - 0.8%(c)		511,800
Liabilities in Excess of Other Assets - (20.6)%		(12,616,113)
TOTAL NET ASSETS - 100.0%		$61,117,457

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)
All or a portion of this security is on loan as of December 31,
2024. The total market value of these securities was $12,460,084 which represented 20.4% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 2.47%.

The accompanying notes are an integral part of these financial statements.

8

Absolute Shares Trust
Statements of Assets and Liabilities
December 31, 2024 (Unaudited)

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor High Dividend ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$35,128,226	$42,717,359	$38,663,271	$73,221,770
Cash	947,666	1,167,317	774,494	511,800
Receivable for investments sold	—	894,742	1,758,409	—
Prepaid expenses and other assets	40,495	41,911	39,309	41,162
Dividends and interest receivable	38,484	84,590	51,678	185,926
Securities lending income receivable	1,078	1,423	1,057	1,938
Total assets	36,155,949	44,907,342	41,288,218	73,962,596
LIABILITIES
Collateral received for sercurities loaned (Note 7)	4,599,236	5,668,900	3,065,346	12,766,081
Investments purchased	528,578	—	353,680	—
Management fees	23,066	30,677	29,048	31,371
Administration and fund accounting fees	20,453	20,518	19,774	20,872
Audit fees	15,950	16,237	16,237	14,953
Accrued other expenses	6,872	11,067	9,647	10,162
Custody fees	957	1,141	929	1,584
Directors fees	116	116	116	116
Total liabilities	5,195,228	5,748,656	3,494,777	12,845,139
NET ASSETS	$30,960,721	$39,158,686	$37,793,441	$61,117,457
NET ASSETS CONSIST OF:
Paid-in capital	$50,409,725	$101,661,516	$57,275,362	$64,880,143
Total accumulated deficit	(19,449,004)	(62,502,830)	(19,481,921)	(3,762,686)
Net assets	$30,960,721	$39,158,686	$37,793,441	$61,117,457
*Cost
Investments in securities	$35,118,692	$43,094,244	$38,175,221	$72,743,522
Net Asset Value (unlimited shares authorized):
Net Assets	$30,960,721	$39,158,686	$37,793,441	$61,117,457
Shares Outstanding^	1,088,315	1,630,183	1,077,182	2,050,000
Net Asset Value, Offering and Redemption Price per Share	$28.45	$24.02	$35.09	$29.81

^	No Par Value
+	Including securities on loan of $4,479,063, $5,527,914, $2,981,847, $12,460,084 respectively.
The accompanying notes are an integral part of these financial statements.

9

Absolute Shares Trust
Statements of Operations
For the Period Ended December 31, 2024 (Unaudited)

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor High Dividend ETF
INVESTMENT INCOME
Dividends+	$313,070	$770,012	$287,698	$1,730,025
Interest	22,194	24,969	22,790	12,934
Securities lending income (Note 7)	2,998	4,282	3,341	7,543
Total investment income	338,262	799,263	313,829	1,750,502
Expenses:
Management fees (Note 3)	140,296	181,937	172,224	171,673
Professional fees	43,776	41,605	44,241	42,110
Administration, fund accounting and custodian fees (Note 6)	42,918	43,288	42,385	43,455
Director's fees and expenses	13,792	13,792	13,792	13,792
Insurance expenses	12,589	12,589	12,589	12,589
Exchange fees	5,248	4,786	5,152	3,784
Shareholder reporting expenses	1,838	1,752	1,841	3,691
Miscellaneous expenses	3,051	2,960	3,141	2,960
Total Expenses	263,508	302,709	295,365	294,054
Less: Fees (Waived)	3,760	9,418	5,731	12,342
Net Expenses	267,268	312,127	301,096	306,396
Net Investment Income	70,994	487,136	12,733	1,444,106
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(373,545)	1,241,884	2,426,379	4,552,873
Net change in unrealized depreciation of:
Investments in securities	(206,728)	(1,013,024)	(227,333)	(2,896,660)
Net realized and unrealized gain (loss) on investments	(580,273)	228,860	2,199,046	1,656,213
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(509,279)	$715,996	$2,211,779	$3,100,319

+	Net of withholding taxes of $0, $0, $0, and $0 respectively.
The accompanying notes are an integral part of these financial statements.

10

Absolute Shares Trust
Statements of Changes in Net Assets

	WBI BullBear Value 3000 ETF		WBI BullBear Yield 3000 ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$70,994	$475,894	$487,136	$920,351
Net realized gain (loss) on investments	(373,545)	3,172,482	1,241,884	4,395,143
Net change in unrealized depreciation of investments	(206,728)	(3,357,191)	(1,013,024)	(3,059,535)
Net increase (decrease) in net assets resulting from operations	(509,279)	291,185	715,996	2,255,959
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(77,784)	(452,001)	(450,236)	(899,303)
Total distributions to shareholders	(77,784)	(452,001)	(450,236)	(899,303)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions	(1,451,115)	(11,294,235)	(4,913,825)	(15,203,025)
Total decrease in net assets	$(2,038,178)	$(11,455,051)	$(4,648,065)	$(13,846,369)
NET ASSETS
Beginning of Year	$32,998,899	$44,453,950	$43,806,751	$57,653,120
End of Year	$30,960,721	$32,998,899	$39,158,686	$43,806,751

The accompanying notes are an integral part of these financial statements.

11

Absolute Shares Trust
Statements of Changes in Net Assets(Continued)

	WBI BullBear Quality 3000 ETF		WBI Power Factor High Dividend ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$12,733	$44,313	$1,444,106	$2,687,012
Net realized gain (loss) on investments	2,426,379	7,477,052	4,552,873	(206,398)
Net change in unrealized appreciation (depreciation) of investments	(227,333)	(1,821,876)	(2,896,660)	6,599,428
Net increase in net assets resulting from operations	2,211,779	5,699,489	3,100,319	9,080,042
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(44,683)	(1,578,309)	(2,566,342)
Total distributions to shareholders	—	(44,683)	(1,578,309)	(2,566,342)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	(3,664,595)	(10,991,445)	83,015	(7,906,150)
Total increase (decrease) in net assets	$(1,452,816)	$(5,336,639)	$1,605,025	$(1,392,450)
NET ASSETS
Beginning of Year	$39,246,257	$44,582,896	$59,512,432	$60,904,882
End of Year	$37,793,441	$39,246,257	$61,117,457	$59,512,432

The accompanying notes are an integral part of these financial statements.

12

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Value 3000 ETF
	Period Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$28.99	$28.90	$29.55	$31.75	$25.60	$27.19
Income (Loss) from Investment Operations:
Net investment income[1]	0.06	0.35	0.25	0.29	0.49	0.07
Net gain (loss) on investments (realized and unrealized)[2]	(0.53)	0.10	(0.51)	(2.06)	6.05	(1.54)
Total from investment operations	(0.47)	0.45	(0.26)	(1.77)	6.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.07)	(0.36)	(0.39)	(0.43)	(0.39)	(0.12)
Net asset value, end of period/year	$28.45	$28.99	$28.90	$29.55	$31.75	$25.60
Market price, end of period/year	$28.40	$28.97	$28.91	$29.48	$31.77	$25.61
Net Assets Total Return[3]	(1.63)%[4]	1.57%	(0.79)%	(5.62)%	25.59%	(5.40)%
Supplemental Data:
Net assets, end of period/year (000’s)	$30,961	$32,999	$44,454	$42,503	$53,597	$43,218
Ratios to Average Net Assets:
Expenses before fees (waived)/ recouped	1.60%[5]	1.51%	1.64%	1.38%	1.36%	1.25%
Expenses after fees (waived)/recouped	1.62%[5]	1.36%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.43%[5]	1.24%	0.89%	0.94%	1.71%	0.27%
Portfolio turnover rate[6]	340%[4]	729%	906%	845%	800%	894%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Not Annualized
[5]	Annualized
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

13

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Yield 3000 ETF
	Period Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$23.94	$23.25	$25.95	$26.67	$22.53	$24.02
Income (Loss) from Investment Operations:
Net investment income[1]	0.28	0.43	0.42	0.39	0.41	0.21
Net gain (loss) on investments (realized and unrealized)[2]	0.06	0.69	(2.61)	(0.57)	4.13	(1.46)
Total from investment operations	0.34	1.12	(2.19)	(0.18)	4.54	(1.25)
Less Distributions:
Distributions from net investment income	(0.26)	(0.43)	(0.51)	(0.54)	(0.40)	(0.21)
Tax return of capital to shareholders	—	—	—	—	—	(0.03)
Total distributions	(0.26)	(0.43)	(0.51)	(0.54)	(0.40)	(0.24)
Net asset value, end of period/year	$24.02	$23.94	$23.25	$25.95	$26.67	$22.53
Market price, end of period/year	$23.97	$23.92	$23.24	$25.92	$26.68	$22.52
Net Assets Total Return[3]	1.45%[4]	4.88%	(8.49)%	(0.73)%	20.36%	(5.22)%
Supplemental Data:
Net assets, end of period/year (000’s)	$39,159	$43,807	$57,653	$38,416	$47,477	$59,247
Ratios to Average Net Assets:
Expenses before fees (waived)/ recouped	1.41%[5]	1.36%	1.44%	1.43%	1.27%	1.14%
Expenses after fees (waived)/ recouped	1.46%[5]	1.28%	1.25%	1.26%	1.25%	1.14%
Net investment income to average net assets	2.28%[5]	1.83%	1.73%	1.44%	1.68%	0.88%
Portfolio turnover rate[6]	403%[4]	624%	890%	824%	820%	895%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Not Annualized
[5]	Annualized
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

14

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Quality 3000 ETF
	Period Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$33.34	$29.19	$28.78	$30.74	$26.06	$27.20
Income (Loss) from Investment Operations:
Net investment income[1]	0.01	0.03	0.23	0.32	0.12	0.07
Net gain (loss) on investments (realized and unrealized)[2]	1.74	4.16	0.54	(1.68)	4.62	(1.10)
Total from investment operations	1.75	4.19	0.77	(1.36)	4.74	(1.03)
Less Distributions:
Distributions from net investment income	—	(0.04)	(0.36)	(0.60)	(0.06)	(0.09)
Tax return of capital to shareholders	—	—	—	—	—	(0.02)
Total distributions	—	(0.04)	(0.36)	(0.60)	(0.06)	(0.11)
Net asset value, end of period/year	$35.09	$33.34	$29.19	$28.78	$30.74	$26.06
Market price, end of period/year	$34.96	$33.33	$29.19	$28.73	$30.75	$26.07
Net Assets Total Return[3]	5.20%[4]	14.33%	2.79%	(4.58)%	18.21%	(3.79)%
Supplemental Data:
Net assets, end of period/year (000’s)	$37,793	$39,246	$44,583	$36,758	$45,407	$54,134
Ratios to Average Net Assets:
Expenses before fees (waived)/ recouped	1.46%[5]	1.44%	1.65%	1.45%	1.31%	1.23%
Expenses after fees (waived)/ recouped	1.49%[5]	1.32%	1.25%	1.25%	1.25%	1.23%
Net investment income to average net assets	0.06%[5]	0.10%	0.82%	1.04%	0.43%	0.27%
Portfolio turnover rate[6]	371%[4]	687%	805%	899%	838%	886%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Not Annualized
[5]	Annualized
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

15

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI Power Factor High Dividend ETF
	Period Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$29.03	$25.92	$25.97	$27.43	$18.76	$24.56
Income (Loss) from Investment Operations:
Net investment income[1]	0.72	1.26	1.36	1.16	1.10	1.12
Net gain (loss) on investments (realized and unrealized)[2]	0.84	3.07	0.05	(1.49)	8.65	(5.76)
Total from investment operations	1.56	4.33	1.41	(0.33)	9.75	(4.64)
Less Distributions:
Distributions from net investment income	(0.78)	(1.22)	(1.46)	(1.13)	(1.08)	(1.16)
Total distributions	(0.78)	(1.22)	(1.46)	(1.13)	(1.08)	(1.16)
Net asset value, end of period/year	$ 29.81	$29.03	$25.92	$25.97	$27.43	$18.76
Market price, end of period/year	$29.76	$29.00	$25.94	$25.92	$27.48	$18.75
Net Assets Total Return[3]	5.33%[4]	16.97%	5.63%	(1.40)%	53.09%	(19.24)%
Supplemental Data:
Net assets, end of period/year (000’s)	$61,117	$59,512	$60,905	$62,333	$64,457	$42,202
Ratios to Average Net Assets:
Expenses before fees (waived)/ recouped	0.94%[5]	0.99%	1.00%	0.94%	0.98%	0.77%
Expenses after fees (waived)/ recouped	0.98%[5]	0.84%	0.70%	0.70%	0.70%	0.70%
Net investment income to average net assets	4.63%[5]	4.52%	5.09%	4.16%	4.73%	4.83%
Portfolio turnover rate[6]	65%[4]	156%	175%	183%	191%	196%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Not Annualized
[5]	Annualized
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

16

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following four separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):
WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Each Fund is classified as diversified for purposes of the 1940 Act.
The end of the reporting period for the Funds is December 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2024, through December 31, 2024 for all funds (the "current fiscal period").
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2024. Actual results could differ from these estimates.
A.
Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Shares in privately offered liquidity funds are valued at their NAV per share.
Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.
Securities for which quotations are not readily available are valued by the Adviser, whom the Board of Trustees designed as the valuation designee pursuant to valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

17

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
WBI BullBear Value 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$28,950,041	$ —	$ —	$28,950,041
Exchange Traded Funds	1,578,949	—	—	1,578,949
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	4,599,236
Total Investments in Securities, at value	$ 30,528,990	$—	$—	$35,128,226

WBI BullBear Yield 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$28,317,379	$ —	$ —	$28,317,379
Exchange Traded Funds	8,731,080	—	—	8,731,080
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	5,668,900
Total Investments in Securities, at value	$ 37,048,459	$—	$—	$42,717,359

18

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
WBI BullBear Quality 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$33,759,330	$ —	$ —	$33,759,330
Exchange Traded Funds	1,838,595	—	—	1,838,595
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	3,065,346
Total Investments in Securities, at value	$ 35,597,925	$—	$—	$38,663,271

WBI Power Factor™ High Dividend ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$60,455,689	$ —	$ —	$60,455,689
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	12,766,081
Total Investments in Securities, at value	$ 60,455,689	$—	$—	$73,221,770

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	See Schedules of Investments for breakout of investments by industry group classification.
As of the end of the reporting period, the Funds did not recognize any transfers to or from Level 3.
B.
Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk – When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.
Market Risk – Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.
Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could

19

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.
Fluctuation of Net Asset Value – The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.
Shares are Not Individually Redeemable – Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.
C.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor™ High Dividend ETF, on a quarterly basis. A distribution to shareholders from net investment income is declared and paid by WBI BullBear Yield 3000 ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

20

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
H.
Expenses. Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I.
Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent December 31, 2024 that materially impacted that amounts or disclosures in the Funds financial statements.

J.
Liquidity Risk Management Program. The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees approved the appointment of representatives of the Valuation Committee as Liquidity Risk Management administrators, who are responsible for the program’s administration and oversight and for reporting to the Board.

K.
New Accounting Pronouncements and Other Matters. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

NOTE 3 – MANAGEMENT FEE
Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000 ETF. For the services the Sub-Adviser provides to WBI Power Factor® High Dividend ETF, the Sub-Advisor receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.
NOTE 4 – PORTFOLIO TRANSACTIONS AND BROKERAGE
The Sub-Advisor utilized non-affiliated broker dealers to execute portfolio transactions for the Funds. Currently, these non-affiliated broker dealers charge an explicit commission for these transactions, a portion of which is designated towards “soft dollar credits” that can be used to provide the Sub-Advisor with certain research and brokerage services as described in the safe harbor provisions under Section 28(e) of the Securities and Exchange Act of 1934. During this period, the Funds paid $0.025 per share in explicit commission to these non-affiliated broker dealers for their execution services, of which $0.0125 per share was designated by the non-affiliated broker dealers to a pool of soft dollar credits for use by the Sub-Advisor. The Sub-Advisor participates in commission sharing arrangements (“CSAs”) that are consistent with the requirements of Section 28(e). Research and brokerage services furnished through CSAs may be

21

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
used by the Sub-Advisor in servicing any or all of the firm’s clients and will be used for client accounts other than those that pay commissions to the broker-dealer providing the research or brokerage services.
NOTE 5 – EXPENSE LIMITATION AND REIMBURSEMENT
The Sub-Advisor had entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2025 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor® High Dividend ETF is limited to 1.00% and each of the remaining Funds is limited to 1.70% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.
The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery during the current fiscal period. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	June 30, 2025	June 30, 2026	June 30, 2027	June 30, 2028
WBI BullBear Value 3000 ETF	$47,721	$159,949	$56,372	$ —
WBI BullBear Yield 3000 ETF	57,590	107,551	37,138	$ —
WBI BullBear Quality 3000 ETF	60,723	162,612	51,717	$ —
WBI Power FactorTM High Dividend ETF	99,799	215,778	89,297	$ —

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.
NOTE 6 – COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS
The Trust has entered into an agreement with Vigilant Distributors, LLC (“Vigilant”), whereby Vigilant agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.
NOTE 7 – SECURITIES LENDING
The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A. (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair

22

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.
At period end, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Value 3000 ETF	$4,479,063	$4,599,236
WBI BullBear Yield 3000 ETF	5,527,914	5,668,900
WBI BullBear Quality 3000 ETF	2,981,847	3,065,346
WBI Power Factor™ High Dividend ETF	12,460,084	12,766,081

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:
Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI BullBear Value 3000 ETF	$2,998
WBI BullBear Yield 3000 ETF	4,282
WBI BullBear Quality 3000 ETF	3,341
WBI Power Factor™ High Dividend ETF	7,543

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal period.
Offsetting Assets and Liabilities

Fund	Description	Value of Securities on Loan	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
WBI BullBear Value 3000 ETF	Securities Lending	$4,479,063	$ —	$4,479,063	$4,599,236	$ —
WBI BullBear Yield 3000 ETF	Securities Lending	5,527,914	—	5,527,914	5,668,900	—
WBI BullBear Quality 3000 ETF	Securities Lending	2,981,847	—	2,981,847	3,065,346	—
WBI Power Factor™ High Dividend ETF	Securities Lending	12,460,084	—	12,460,084	12,766,081	—

23

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
NOTE 8 – TAX INFORMATION
The tax character of distributions declared by the Funds was as follows:

	Year/Period Ended June 30, 2024			Year/Period Ended June 30, 2023
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital	Ordinary Income	Long Term Capital Gain	Return of Capital
WBI BullBear Value 3000 ETF	$452,001	$ —	$ —	$580,404	$ —	$ —
WBI BullBear Yield 3000 ETF	899,303	—	—	1,251,380	—	—
WBI BullBear Quality 3000 ETF	44,683	—	—	546,569	—	—
WBI PowerFactorTM High Dividend ETF	2,566,342	—	—	3,953,874	—	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Cose Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2024, related to net capital gain to zero.
Each Fund’s cost basis of investments for federal income tax purposes as of June 30, 2024 was as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI PowerFactorTM High Dividend ETF
Cost of investments	$35,118,948	$44,044,426	$38,448,443	$66,270,460
Gross tax unrealized appreciation	783,753	1,222,638	1,293,112	4,890,238
Gross tax unrealized depreciation	(622,205)	(586,501)	(587,868)	(2,102,657)
Net tax unrealized appreciation	161,548	636,137	705,244	2,787,581

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2024 were as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI PowerFactorTM High Dividend ETF
Net tax unrealized appreciation (depreciation)	$161,548	$636,137	$705,244	$2,787,581
Undistributed ordinary income	23,893	29,545	—	133,079
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	23,893	29,545	—	133,079
Other accumulated gain (loss)	(19,047,382)	(63,434,272)	(22,398,944)	(8,205,356)
Total accumulated gain (loss)	(18,861,941)	(62,768,590)	(21,693,700)	(5,284,696)

Net capital losses incurred after October 31, 2023, and within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.
As of June 30, 2024, the Funds had the following short-term and long-term capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
WBI BullBear Value 3000 ETF+	$19,047,382	$ —
WBI BullBear Yield 3000 ETF+	63,434,274	—
WBI BullBear Quality 3000 ETF+	22,398,944	—
WBI PowerFactorTM High Dividend ETF	—	—

+	Annual limitation may apply to a portion of the losses under IRC 382.

24

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
NOTE 9 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Value 3000 ETF	$107,805,910	$109,209,708
WBI BullBear Yield 3000 ETF	165,013,529	170,837,947
WBI BullBear Quality 3000 ETF	145,150,342	150,725,633
WBI Power Factor™ High Dividend ETF	43,156,299	43,154,384

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Value 3000 ETF	$—	$1,294,139
WBI BullBear Yield 3000 ETF	—	4,739,371
WBI BullBear Quality 3000 ETF	—	3,612,617
WBI Power Factor™ High Dividend ETF	3,078,711	2,985,163

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
NOTE 10 – SHARE TRANSACTIONS
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.
The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Each Fund's typical creation unit size Is as follows:

Fund	Creation Unit
WBI BullBear Value 3000 ETF	$50,000
WBI BullBear Yield 3000 ETF	50,000
WBI BullBear Quality 3000 ETF	50,000
WBI BullBear Global Income ETF	50,000
WBI Power Factor™ High Dividend ETF	50,000
WBI BullBear Trend Switch US 3000 Total Return ETF	25,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

25

Absolute Shares Trust
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
Transactions in each Fund’s shares were as follows:

	WBI BullBear Value 3000 ETF				WBI BullBear Yield 3000 ETF
	Period Ended December 31, 2024		Year Ended June 30, 2024		Period Ended December 31, 2024		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—	—	$—	—	$—
Shares Issued in Connection with Acquisition	—	—	—	—	—	—	—	—
Shares Redeemed	(50,000)	(1,451,115)	(400,000)	(11,294,235)	(200,000)	(4,913,825)	(650,000)	(15,203,025)
	(50,000)	$(1,451,115)	(400,000)	$(11,294,235)	(200,000)	$(4,913,825)	(650,000)	$(15,203,025)
Beginning Shares	1,138,315	—	1,538,315	—	1,830,183	—	2,480,183	—
Ending Shares	1,088,315	—	1,138,315	—	1,630,183	—	1,830,183	—

	WBI BullBear Quality 3000 ETF				WBI Power Factor High Dividend ETF
	Period Ended December 31, 2024		Year Ended June 30, 2024		Period Ended December 31, 2024		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—	100,000	$3,108,980	200,000	$5,777,920
Shares Issued in Connection with Acquisition	—	—	—	—	—	—	—	—
Shares Redeemed	(100,000)	(3,664,595)	(350,000)	(10,991,445)	(100,000)	(3,025,965)	(500,000)	(13,684,070)
	(100,000)	$(3,664,595)	(350,000)	$(10,991,445)	(100,000)	$83,015	(300,000)	$(7,906,150)
Beginning Shares	1,177,182	—	1,527,182	—	2,050,000	—	2,350,000	—
Ending Shares	1,077,182	—	1,177,182	—	2,050,000	—	2,050,000	—

NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund’s financial statements.

26

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10: Remuneration Paid to Directors, Officers, and other of Open-End Management Investment Companies
See Item 7(a).

27

Item 11: Statement Regarding basis for Approval of Investment Advisory Contract
Absolute Shares Trust
Approval of Advisory Agreements and Board Considerations (Unaudited)
The Board (the members of which are referred to as “Trustees”) of the Trust met in-person on June 20, 2024 to consider whether to renew: (1) the investment advisory agreements (collectively, the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, and (2) the investment sub-advisory agreements (collectively, the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor.
The Board considered renewing the Advisory Agreement and the Sub-Advisory Agreement and the engagement of the Advisor and the Sub-Advisor separately, although the advisers are affiliates.
In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to renew the Advisory Agreement and the Sub-Advisory Agreement. In connection with considering whether to renew the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of renewing the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor; (2) the investment advice and performance of each of the Advisor and the Sub-Advisor; (3) the fees of the services provided and profits realized by each of the Advisor and the Sub-Advisor from their relationships with the Trust; (4) the expenses of the Funds and the extent to which economies of scale have been realized and are expected to reduce Fund expenses; (5) any benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust; and (6) potential conflicts of interest and associated compliance regimes adopted by the Advisor and Sub-Advisor.
In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement, the Sub-Advisory Agreement and the Expense Limitation Agreement; (2) information describing the Advisor, the Sub-Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from K&L Gates LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, as part of the Advisor and Sub-Advisor’s responses to submitted questions, the Board was provided with data and information comparing the advisory fees and expenses of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.
In particular, the Trustees, including the Independent Trustees, considered and discussed the following with respect to the Funds:
1. The nature, extent and quality of the facilities and services provided by each of the Advisor and the Sub-Advisor. The Board received information on and considered the division of responsibility of services provided by the Advisor and the Sub-Advisor, including the fact that portfolio management would continue to be conducted by the Sub-Advisor. In addition to the Sub-Advisor’s performance managing the Funds, the Board reviewed the experience and resources that the Sub-Advisor had in managing strategies similar to those utilized by the Funds, including information regarding the education and experience of management and investment personnel.
The Board determined that the Funds would continue to benefit from the services and resources available from the Advisor and the Sub-Advisor, with respect to their responsibilities under the Advisory and Sub-Advisory Agreements. In particular, they noted the extensive experience of the Sub- Advisor’s management personnel in developing and administering strategies utilized by the Funds, as well as the performance history of the
Sub-Advisor since its inception. The Board also noted the compliance regimes of the Advisor and the Sub-Advisor and their effectiveness.
2. The advisory fees paid by and overall expenses of the Funds. The Board considered comprehensive data and information comparing the advisory fees and expense ratios (taking into consideration the Expense Limitation

28

Absolute Shares Trust
Approval of Advisory Agreements and Board Considerations (Unaudited)(Concluded)
Agreement) of the Funds. The Board acknowledged that the Funds were distinct in ways from their peer group of ETFs. Nevertheless, the Sub-Advisor’s peer group analysis and methodology had not substantially changed from the prior year. The Board determined that the advisory fees charged and overall expenses of the Funds were competitive and in line with the related universe of funds. The Advisor and Sub-Advisor also presented the Board with several “fall-out” benefits the Advisor or the Sub-Advisor derive from its relationship to the Trust and the Funds, such as the Sub-Advisor’s offering of the Funds to help expand the Sub-Advisor’s distribution channels for its other investment products. In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub-Advisor in rendering those services, and taking into account the “fall-out” benefits inured, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to each Fund were fair and reasonable.
3. Brokerage and portfolio transactions. The Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor and Sub-Advisor. The Board reviewed with the Advisor and the Sub-Advisor the practices and policies of the Advisor and Sub-Advisor for best execution and broker selection. The Board reviewed information about the Sub-Adviser’s institution of commissions-based, high touch brokerage practices, which contemplate the Sub-Advisor, with assistance from the Advisor, closely monitoring executing broker trading activities to avoid adverse market pricing impacts of such trading (e.g., a Fund selling against itself or buying against itself). The Board also discussed and considered the Sub-Advisor’s receipt of soft dollar credits from executing brokers. The Independent Trustees determined that the brokerage policies of both the Advisor and Sub-Advisor would benefit the Funds.
4. Financial condition of each of the Advisor and the Sub-Advisor. After considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the fees and operating costs relating to the management of the Funds, the Board determined that each of the Advisor and Sub-Advisor continue to be capable of providing services to the Funds. In this determination, the Board considered the existence of the Expense Limitation Agreement (including the level of the expense limit for each Fund) and the impact of such fees on the profitability of the Advisor and Sub- Advisor.
5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Advisor and Subadvisor (including a discussion of the execution policies of the Advisor and Subadvisor), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor. The Board determined that the compliance policies of the Trust, Advisor and Sub-Advisor were each reasonably designed to monitor for and prevent violations of the federal securities laws and breaches of fiduciary duties.
6. Effect of the Funds’ growth and size on its investment performance and expenses. The Board considered information relating to the year- over-year trading of the Funds. It determined that the expense ratios of the Funds were well suited in light of expectations for continued asset accumulation and projected growth.
Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for each Fund were fair and reasonable. As a result, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.
With respect to the Sub-Advisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Sub-Advisor to the Funds, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for each Fund were fair and reasonable. As a result, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreement.

29

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Absolute Shares Trust

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr.,
President and Principal Executive Officer

Date	3/10/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date	3/10/25

By (Signature and Title)*	/s/ Frederick Teufel, Jr.
Frederick Teufel, Jr., Treasurer and Principal Financial Officer

Date	3/7/25

* Print the name and title of each signing officer under his or her signature.